Goodwill and Intangible Assets -Additional Information (Detail)	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Estimated fair value amortized period		15 years
Hancor Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated fair value amortized period	15 years	15 years